Share Capital - Equity Line Agreement (Details) - Kepler Cheuvreux subscription agreement - BSA		1 Months Ended
	May 18, 2022 EUR (€) market_price trading_day € / shares shares	Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000
Underwriting agreement, maximum period	24 months
Underwriting agreement, aggregate fixed issue price (in euro per share) | € / shares	€ 500
Underwriting agreement, number of daily volume weighted average market price | market_price	2
Underwriting agreement, number of preceding trading days | trading_day	2
Underwriting agreement, maximum discount	5.00%
Number of warrants (BSAs) exercised (in shares)		0
Underwriting agreement, initial investment | €	€ 0